TAXATION, Enterprise income tax (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended			60 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2026	Dec. 31, 2021
Income tax expense [Abstract]
Current income tax			$ 289,998	$ 117,649	$ 56,296
Deferred tax			(975)	(27,451)	(4,333)
Withholding tax expense			43,842	51,442	33,901
Income tax expense			332,865	141,640	85,864
Reconciliation of tax [Abstract]
Loss before income tax and share of results of equity investees			(1,715,184)	(1,483,238)	(1,368,619)
Tax expense computed at tax rate of 17%			(291,581)	(252,150)	(232,665)
Changes in valuation allowance			828,141	403,329	265,776
Non-deductible expenses			19,569	9,554	4,207
Effect of concessionary tax rate and tax reliefs			(183,962)	(82,951)	(42,404)
Withholding tax expense			43,842	51,442	33,901
Foreign earnings at different tax rates			(82,388)	15,103	60,721
Others			(756)	(2,687)	(3,672)
Income tax expense			$ 332,865	$ 141,640	$ 85,864
Singapore [Member]
Enterprise Income Tax [Abstract]
Statutory corporate income tax rate			17.00%	17.00%	17.00%
Singapore [Member] | Garena Online [Member]
Enterprise Income Tax [Abstract]
Development and expansion incentive period commencing from January 1, 2017			5 years
Development and expansion incentive extension period			5 years
Concessionary tax rate							10.00%
Singapore [Member] | Garena Online [Member] | Forecast [Member]
Enterprise Income Tax [Abstract]
Concessionary tax rate						10.50%
Indonesia [Member]
Enterprise Income Tax [Abstract]
Statutory corporate income tax rate				22.00%	25.00%
Philippines [Member]
Enterprise Income Tax [Abstract]
Statutory corporate income tax rate	25.00%	30.00%